Stock Based Compensation - 2021 Omnibus Incentive Plan (Details) - 2021 Omnibus Incentive Plan	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	5,373,049
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	4,641,453
Number of shares remain available for issuance	731,596